Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Columbia Variable Portfolio - Marsico International Opportunities Fund))	0 Months Ended
May 01, 2012
MSCI EAFE (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Average Annual Return:
1 year	(12.14%)
5 years	(4.72%)
10 years	4.67%
Class 2 Shares
Average Annual Return:
1 year	(16.18%)
5 years	(4.11%)
10 years	6.11%